Deutsche Investment Management Americas Inc.
                                 One Beacon Street
                                 Boston, MA 02108

                                 December 3, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Post-Effective Amendment No. 175 to the Registration Statement on Form N-1A of DWS Capital Growth Fund, DWS Growth & Income Fund and DWS Small Cap Core Fund (the "Funds"), each a series of DWS Investment Trust (the "Trust") (Reg. Nos. 02-13628, 811-00043)

Ladies and Gentlemen:

         On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 175 to the Trust's Registration Statement on Form N-1A (the "Amendment").

         The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the "Commission"). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 1, 2010. No fees are required in connection with this filing.

         The principal purpose of the Amendment is to comply with the recent amendments to Form N-1A that require the statutory prospectus of every mutual fund to include a summary section at the front of the prospectus. The Amendment has been electronically coded to show changes from the Funds' Prospectuses and Statements of Additional Information, filed with the Commission on January 28, 2009 in Post-Effective Amendment No. 171.

         In addition, DWS has reorganized Statement of Additional Information ("SAI") disclosure into two components: Part I contains fund-specific disclosure for all share classes of the Funds; and Part II contains standardized disclosure applicable to all DWS funds, including the Funds. As part of the reorganization of the SAI, DWS undertook to align and update all risk disclosure across all funds in the DWS family of funds, representing in the case of many DWS funds, a wholesale restatement of risk disclosure. Additionally, as part of the initiative, the DWS funds Board approved a number of changes to non-fundamental investment policies relating to a variety of investment strategies. Investment policy changes have been marked and are reflected in the Part I of the relevant SAI.

         Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

                                   Very truly yours,

                                   /s/Scott D. Hogan

                                   Scott D. Hogan
                                   Vice President
                                   Deutsche Investment Management Americas Inc.

cc:      Elizabeth Reza, Esq., Ropes & Gray